Stock-based Compensation - Schedule of Weighted Average Fair Value of Stock Options Granted (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of stock options granted during the year	$ 0.72	$ 2.00	$ 5.59
Assumptions
Volatility		45.00%	45.00%
Expected life in years	4 years	4 years	4 years
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Assumptions
Risk-free interest rate	0.49%	0.60%	0.96%
Volatility	62.15%
Maximum [Member]
Assumptions
Risk-free interest rate	0.89%	1.43%	1.49%
Volatility	64.67%